9. Income tax (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax assets	$ 1,046,387	$ 289,099
Deferred income tax liabilities	(5,839,771)	(4,288,171)
Total	(4,793,384)	(3,847,033)	$ (4,869,114)
Continuing operations
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax assets	1,046,387	228,531
Deferred income tax liabilities	(5,839,771)	(4,075,564)
Discontinued operations
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax assets	0	60,568
Deferred income tax liabilities	$ 0	$ (212,607)